Other Accounts Payable and Accrued Expenses (Details) - Schedule of Other Accounts Payable and Accrued Expenses - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Accounts Payable and Accrued Expenses [Abstract]
Account payables		$ 9	$ 72
Accrued expenses		25	152
Total accounts payable and accrued expenses	$ 392	$ 34	$ 224